Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 12 - SUBSEQUENT EVENTS

On April 10, 2018, the Company defaulted on Amendment #1, the second draw due under Note 1, as the maturity date expired. As of May 1, 2018, Tangiers has informed the Company that they have elected at this time not to enforce the default interest rate under Note 1 and also not to enforce the fees, reserving its rights to enforce the foregoing in their discretion.  The default allows Tangiers to demand payment in cash equal to 150% of the outstanding principal and interest, which is automatically added to the outstanding principal, and convert all or a portion of the outstanding principal into shares of common stock of the Company. The default conversion rate of Note 1 is now the lower of the conversion rate then in effect or 65% of the lowest trading price for the 15 days prior to Tangiers’ notice of conversion.  As of May 1, 2018, Tangiers has informed the Company that they have elected at this time not to enforce the default interest rate under Note 1 and also not to enforce the fees, reserving its rights to enforce the foregoing in their discretion in the future.

On April 13, 2018, the Company issued 769,231 shares of its common stock to Tangiers pursuant to Tangier’s conversion of $50,000 of Note 1 at a conversion price of $.07.

On April 17, 2018, the Company executed Amendment #2 to the Tangiers Note 3 for a draw of $120,00 payment plus a 10% original issue discount. All terms and conditions of the Tangiers Note 3 remain effective. As of May 15, 2018, the balance under Note 3 is $374,220, which includes $27,720 guaranteed interest. As of May 15, 2018, Note 3 can be converted into 1,155,000 shares of the Company’s common stock. Note 3 Amendment #2 has a maturity date of October 13, 2018.

On May 12, 2018, the Company defaulted on Note 2, which was issued on October 12, 2017 with a principal amount of $50,00. The default allows Tangiers to demand payment in cash equal to 150% of the outstanding principal and interest, which is automatically added to the outstanding principal, and convert all or a portion of the outstanding principal into shares of common stock of the Company. The default conversion rate of Note 2 is now the lower of the conversion rate then in effect or 65% of the lowest trading price for the 15 days prior to Tangiers’ notice of conversion. As of May 21, 2018, Tangiers has informed the Company that they have elected at this time not to enforce the default interest rate under Note 2 and also not to enforce the fees, reserving its rights to enforce the foregoing in their discretion.

NOTE 16 - SUBSEQUENT EVENTS

On January 9, 2018, the Company issued 899,685 shares of its common stock to Tangiers pursuant to Tangiers’ conversion of $100,000 of Note 1 at a conversion price of $0.11.

On January 15, 2018 Ms. Sandra Fowler, was appointed as the Chief Marketing Officer of the Company. Pursuant to the terms of the Fowler Employment Agreement, Ms. Fowler shall serve as Chief Marketing Officer of the Company. The initial term of the agreement will expire on January 15, 2019 and commencing on January 15, 2019 and on each anniversary of such date thereafter, the term of the Fowler Employment Agreement shall automatically renew for a one-year period, unless earlier terminated by either party pursuant to the terms of the Fowler Employment Agreement. In consideration for Ms. Fowler’s services, under the Fowler Employment Agreement, Ms. Fowler shall receive (i) an annual base salary of $48,000 and (ii) 200,000 shares of restricted common stock of the Company. Further, pursuant to the Fowler Employment Agreement, the Company agreed to revise the annual base compensation for Ms. Fowler to $65,000, after 90 days of the execution of the Fowler Employment Agreement, or after the Company raises not less than $1,000,000 from sales of its equity securities subsequent to the execution of the Fowler Employment Agreement, whichever may come first. In addition, Ms. Fowler shall be eligible to participate in any equity-based incentive compensation plan or programs adopted by the Company’s board of directors.

On January 16, 2018, the Company issued and sold an 8% Fixed Convertible Promissory Note (“Note 3”) to Tangiers (the “Buyer”), in the aggregate principal amount of up to $550,000, which includes a 10% original issue discount. Note 3 is convertible into shares of the Company’s common stock at a conversion price of $0.30 per share. However, if Note is not paid back on or before the maturity date, defined in Note 3 as a “Maturity Default”, the conversion price of Note 3 shall then be adjusted to be equal to the lower of: (i) $0.30 or (ii) 65% multiplied by the lowest trading price of the Company’s common stock in the fifteen (15) consecutive trading day period immediately preceding the trading day that the Company receives a notice of conversion of Note 3. As of April 17, 2018, the balance under Note 3 is $231,660, which includes $17,160 guaranteed interest. As of April 17, 2018, Note 3 can be converted into 1,155,000 shares of the Company’s common stock. The first draw under Note 3 provided on January 16, 2018, has a maturity date of July 16, 2018. The funds provided to the Company pursuant to Note 3 Amendment #1 on February 13, 2018, have a maturity date of August 13, 2018. The funds provided to the Company pursuant to Note 3 Amendment #2 on April 17, 2018, have a maturity date of October 17, 2018.On February 5, 2018, Dr. Coleman and Benjamin Coleman voluntarily returned and canceled an aggregate of 3,280,470 common shares in order to prevent dilution to the shareholders during the Company’s efforts to secure new senior management, provide additional incentive equity and to form an advisory board. The return of common stock by Dr. Coleman and Benjamin Coleman was a non-cash transaction and reduces the common stock outstanding as of April 17, 2018.

On February 20, 2018, Mr. Daniel Weadock was appointed Chief Executive Officer and Director of the Company. On February 20, 2018, the Company entered into an executive employment agreement with Mr. Weadock (the “Weadock Employment Agreement”), pursuant to which Mr. Weadock agreed to act as the Company’s chief executive officer. Pursuant to the terms of the Weadock Employment Agreement, Mr. Weadock initial will not receive a salary. However, effective on the business day after the date on which the Company achieves Capitalization (as hereinafter defined) of $2,000,000 or more, Mr. Weadock’s annual base salary will be $100,000. For purposes of the Weadock Employment Agreement, “Capitalization” means aggregate net cash proceeds received by the Company from (a) the Company’s sale of common stock pursuant to Puts (as such term is defined in the Investment Agreement dated as of October 12, 2017 by and between the Company and Tangiers Global, LLC (the “Investment Agreement”)) under the Investment Agreement, and/or (b) any other sale by the Company of common stock or preferred stock, whether in a public offering or a private placement. In addition, pursuant to the terms of the Weadock Employment Agreement, the Company agreed to grant Mr. Weadock (i) 300,000 shares of restricted stock as soon as administratively practicable following execution of the Weadock Employment Agreement, and (ii) 1,584,202 shares of restricted common stock, consistent with the grant and vesting schedule set forth in the agreement; provided, however, that no grant will be made and no shares will be issued with respect to any grant if Mr. Weadock is not employed by the Company as an executive on the respective Date of Grant as set forth in the agreement. The Weadock Employment Agreement has a term of one year, unless Mr. Weadock’s employment is terminated sooner by the board of directors, and the term will be extended for additional one-year periods unless the Company or Mr. Weadock gives the other party at least 30 days’ prior written notice of its intent not to renew. On February 20, 2018, the Company also entered into a compensation agreement with Mr. Weadock (the “Director Compensation Agreement”).Pursuant to the terms of the Director Compensation Agreement, the Company agreed to grant Mr. Weadock an aggregate of 240,000 shares of restricted common stock, consistent with the grant and vesting schedule set forth in the agreement; provided, however, that no grant will be made and no shares will be issued with respect to any grant, if Mr. Weadock is not a member of the Company’s board of directors on the respective Date of Grant as set forth in the agreement. If the Company is acquired by, or merged into and with, another entity prior to the last Date of Vesting set forth in the agreement (i.e. February 23, 2022), all shares issuable to Mr. Weadock under the Director Compensation Agreement will become fully vested and non-forfeitable. The Company also agreed to reimburse Mr. Weadock for all reasonable travel and incidental expenses incurred by Mr. Weadock in performing his services and attending meetings as approved in advance by the Company. Also, on February 20, 2018, the Company also entered into an indemnity agreement with Mr. Weadock (the “Weadock Indemnity Agreement”). Pursuant to the terms of the Indemnity Agreement, the Company agreed to use reasonable efforts to obtain and maintain in full force and effect directors’ and officers’ liability insurance (“D&O Insurance”) in reasonable amounts from established and reputable insurers; provided, however, the Company shall have no obligation to obtain or maintain D&O Insurance if the Company determines in good faith that such insurance is not reasonably available, the premium costs for such insurance are disproportionate to the amount of coverage provided, the coverage is reduced by exclusions so as to provide an insufficient benefit, or Mr. Weadock is covered by similar insurance maintained by a subsidiary of the Company. In addition the foregoing, the Company will indemnify Mr. Weadock from certain third party actions, derivative actions and actions where Mr. Weadock is decreased; provided, however, the Company shall not be obligated to indemnify Mr. Weadock for actions including, but not limited to, actions initiated by Mr. Weadock, for any action in which it is determined that the material assertions made by Mr. Weadock in such proceeding were not made in good faith or were frivolous, for any settlements not authorized by the Company, for any actions on the account of Mr. Weadock’s willful misconduct, and for any expenses and the payment of profits arising from the purchase and sale Mr. Weadock of securities in violation of Section 16(b) of the Securities Exchange Act, or any similar successor statute; provided, further that, that the Company shall not be obligated to indemnify Mr. Weadock for expenses or liabilities of any type whatsoever which have been paid directly to Mr. Weadock pursuant to the Company’s D&O Insurance policy.

On March 5, 2018, the Company issued 269,716 shares of its common stock to Tangiers pursuant to Tangier’s conversion of $25,000 of Note 1 at a conversion price of $.09.

On March 21, 2018, the Company issued 295,631 shares of its common stock to Tangiers pursuant to Tangier’s conversion of $25,000 of Note 1 at a conversion price of $.08.

On April 10, 2018, the Company defaulted on the funds provided pursuant to Note 1 Amendment #1, the second draw due under Note 1, as the maturity date expired. The default allows Tangiers to demand payment in cash equal to 150% of the outstanding principal and interest, which is automatically added to the outstanding principal, and convert all or a portion of the outstanding principal into shares of common stock of the Company. The default conversion rate of Note 1 is now the lower of the conversion rate then in effect or 65% of the lowest trading price for the 15 days prior to Tangiers’ notice of conversion. As of May 1, 2018, Tangiers has informed the Company that they have elected at this time not to enforce the default interest rate under Note 1 and also not to enforce the fees, reserving its rights to enforce the foregoing in their discretion. Other than the foregoing, none of the above listed notes are currently in default.

On April 13, 2018, the Company issued 769,231 shares of its common stock to Tangiers pursuant to Tangier’s conversion of $50,000 of Note 1 at a conversion price of $.07.

On April 17, 2018, the Company executed Amendment #2 to the Tangiers Note 3 for a draw of $120,00 payment plus a 10% original issue discount. All terms and conditions of the Tangiers Note 3 remain effective. As of May 31, 2018, the balance under Note 3 is $374,220, which includes $27,720 guaranteed interest. As of May 31, 2018, Note 3 can be converted into 1,155,000 shares of the Company’s common stock. The first draw under Note 3 provided on January 16, 2018, has a maturity date of July 16, 2018. The funds provided to the Company pursuant to Note 3 Amendment #1 on February 13, 2018, have a maturity date of August 13, 2018. The funds provided to the Company pursuant to Note 3 Amendment #2 on April 17, 2018, have a maturity date of October 17, 2018.